SCHEDULE OF FINANCIAL ASSETS (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Financial Instrument Risk Management
Cash	$ 72,921	$ 14,530	$ 692,647	$ 180,651
Term deposit	18,506
Accounts receivable	175,256	161,047	81,159
Financial assets	$ 266,683	$ 175,577	$ 773,806